EARNINGS (LOSSES) PER SHARE - Computation of diluted earnings (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EARNINGS (LOSSES) PER SHARE
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share	45,194,870	53,132,230	197,540,150
Outstanding employee options and nonvested restricted stocks
EARNINGS (LOSSES) PER SHARE
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share	45,194,870	53,132,230	76,939,150
Shares of convertible senior notes
EARNINGS (LOSSES) PER SHARE
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share			120,601,000